SHARE-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	$ 47,149,738	$ 36,115,200	$ 25,847,497
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	365,065	111,001	42,679
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	5,037,013	3,367,840	2,479,864
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	$ 41,747,660	$ 32,636,359	$ 23,324,954